Business Combination (Details Narrative) - Shenzhen Jisen Information Tech Limited [Member] - $ / shares	Sep. 01, 2023	Sep. 01, 2021	Jun. 06, 2022
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%	100.00%	100.00%
Number of shares issued on acquisition	2,900,000	2,900,000
Business acquisition, share price	$ 1.60	$ 1.60
Computer Software Copyrights [Member]
Business Acquisition [Line Items]
Intangible assets useful life		5 years
WuxiKingway Cloud Technology Co Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership interest transferred			100.00%